Exhibit 99.1

	Collection Period Beginning Date		10/1/2016
	Collection Period Ending Date		10/31/2016
	Collection Period		17
	Payment Date		11/15/2016

	1. DEAL SUMMARY
		Ending Period Note Factor	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	—	$—	$—	$—
(2)	Class A-2 Notes	—	$—	$—	$—
(3)	Class A-3 Notes	0.886254	$263,131,025.02	$17,372,742.37	$245,758,282.65
(4)	Class A-4 Notes	1.000000	$75,000,000.00	$—	$75,000,000.00
(5)	Class B Notes	1.000000	$9,370,000.00	$—	$9,370,000.00
(6)	Class C Notes	1.000000	$8,630,000.00	$—	$8,630,000.00
(7)	Class D Notes	1.000000	$7,500,000.00	$—	$7,500,000.00
(8)	Total Note Balance		$363,631,025.02	$17,372,742.37	$346,258,282.65
(9)	Overcollateralization		$3,750,000.00	$—	$3,750,000.00
(10)	Reserve Account Balance		$1,875,000.00	$—	$1,875,000.00
(11)	Net Pool Balance		$367,381,025.02	$17,372,742.37	$350,008,282.65
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.35000%	$—	$—
(13)	Class A-2 Notes		0.76000%	$—	$—
(14)	Class A-3 Notes		1.24000%	$263,131,025.02	$271,902.06
(15)	Class A-4 Notes		1.64000%	$75,000,000.00	$102,500.00
(16)	Class B Notes		1.95000%	$9,370,000.00	$15,226.25
(17)	Class C Notes		2.15000%	$8,630,000.00	$15,462.08
(18)	Class D Notes		2.74000%	$7,500,000.00	$17,125.00
(19)				$363,631,025.02	$422,215.39
	2. AVAILABLE FUNDS
(20)	Interest Collections		$1,470,666.32
(21)	Principal Collections		$11,148,336.67
(22)	Repurchased Loans		$—
(23)	Accounts Paid in Full		$5,920,257.96
(24)	Liquidation Proceeds		$126,812.92
(25)	Recoveries		$37,494.87
(26)	Investment Earnings		$—
(27)	Total Collections		$18,703,568.74
(28)	Reserve Account Draw Amount		$—
(29)	Total Available Funds		$18,703,568.74
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(30)	Servicing Fees	1.00%	$306,150.85	$306,150.85	$—
(31)	Class A-1 Notes Interest		$—	$—	$—
(32)	Class A-2 Notes Interest		$—	$—	$—
(33)	Class A-3 Notes Interest		$271,902.06	$271,902.06	$—
(34)	Class A-4 Notes Interest		$102,500.00	$102,500.00	$—
(35)	First Allocation of Principal		$—	$—	$—
(36)	Class B Notes Interest		$15,226.25	$15,226.25	$—
(37)	Second Allocation of Principal		$—	$—	$—
(38)	Class C Notes Interest		$15,462.08	$15,462.08	$—

(39)	Third Allocation of Principal		$6,122,742.37	$6,122,742.37	$—
(40)	Class D Notes Interest		$17,125.00	$17,125.00	$—
(41)	Fourth Allocation of Principal		$7,500,000.00	$7,500,000.00	$—
(42)	Reserve Account Deposit		$—	$—	$—
(43)	Regular Principal Distribution Amount		$3,750,000.00	$3,750,000.00	$—
(44)	Accrued and unpaid fees to owner/indenture trustees		$—	$—	$—
(45)	Remaining Funds to Certificate Holders		$602,460.13	$602,460.13	$—
			$18,703,568.74	$18,703,568.74
(46)	Principal Payment		$—
(47)	First Allocation of Principal		$—
(48)	Second Allocation of Principal		$—
(49)	Third Allocation of Principal		$6,122,742.37
(50)	Fourth Allocation of Principal		$7,500,000.00
(51)	Regular Principal Distribution Amount		$3,750,000.00
(52)	Total Principal		$17,372,742.37
	4. POOL INFORMATION
(53)	Pool Balance		$350,008,283.00
(54)	Number of Receivables Outstanding		33,925
(55)	Weighted Average Contract Rate		4.85%
(56)	Weighted Average Maturity		38.46
	5. OVERCOLLATERALIZATION INFORMATION
(57)	Specified Reserve Account Balance		$1,875,000.00
(58)	Initial Target Over Collateralization Amount		$5,625,000.00
(59)	Target Over Collateralization Amount		$3,750,000.00
(60)	Beginning Period O/C Amount		$3,750,000.00
(61)	Ending Period O/C Amount		$3,750,000.00
(62)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(63)	Specified Reserve Account Balance		$1,875,000.00
(64)	Beginning Reserve Account Balance		$1,875,000.00
(65)	Reserve Account Deposits		$—
(66)	Reserve Account Earnings		$—
(67)	Distribute Earnings Collection Account		$—
(68)	Reserve Account Draw Amount		$—
(69)	Reserve Account Excess Amount		$—
(70)	Ending Reserve Account Balance		$1,875,000.00
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(71)	Realized Losses for Collection Period		$177,318.66	30	$5,910.62
(72)	Recoveries for Collection Period		$37,494.87	60	$624.91
(73)	Net Losses/(Recoveries) for Collection Period		139,823.79
(74)
(75)	Cumulative Losses (net of recoveries) for All Collection Periods		$2,689,455.55
(76)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.35859%

		10/31/2016	9/30/2016	8/31/2016	7/31/2016
(77)	Pool Balance at end of collection period	$350,008,283	$367,381,025	$385,715,226	$405,521,382
(78)	Number of receivables outstanding	33,925	34,851	35,924	37,078
(79)	Average month end Pool Balance	$358,694,654	$376,548,125	$395,618,304	$415,243,954
(80)	Realized Losses for Collection Period	$177,319	$170,598	$236,881	$181,002
(81)	Recoveries for Collection Period	$37,495	$70,760	$34,853	$52,697
(82)	Net Losses/(Recoveries) for Collection Period	$139,824	$99,838	$202,028	$128,305
(83)	Realized Losses (Gross) to Average Pool Balance (annualized)	0.593%	0.544%	0.719%	0.523%
(84)	Net Losses/(Recoveries) to Average Pool Balance (annualized)	0.468%	0.318%	0.613%	0.371%

(85)	Four month average Net Losses to Average Pool Balance (annualized)	0.442%

		10/31/2016	9/30/2016	8/31/2016	7/31/2016
(86)	Receivables 31-59 Days Delinquent	$3,530,552.54	$3,520,262.57	$3,406,051.61	$3,370,260.17
(87)	$ As % of Ending Pool Balance	1.009%	0.958%	0.883%	0.831%
(88)	# of Receivables	305	309	286	280
(89)	# As % of Ending Pool # of Receivables	0.899%	0.887%	0.796%	0.755%
(90)	Receivables 60-89 Days Delinquent	$805,931.40	$871,474.82	$743,204.41	$905,876.06
(91)	$ As % of Ending Pool Balance	0.230%	0.237%	0.193%	0.223%
(92)	# of Receivables	75	73	65	71
(93)	# As % of Ending Pool # of Receivables	0.221%	0.209%	0.181%	0.191%
(94)	Receivables 90 - 119 Days Delinquent	$347,369.79	$206,270.05	$248,496.36	$371,691.64
(95)	$ As % of Ending Pool Balance	0.099%	0.056%	0.064%	0.092%
(96)	# of Receivables	30	22	25	32
(97)	# As % of Ending Pool # of Receivables	0.088%	0.063%	0.070%	0.086%
(98)	Receivables 120+ Days Delinquent	$79,355.56	$66,346.59	$107,216.41	$78,433.14
(99)	$ As % of Ending Pool Balance	0.023%	0.018%	0.028%	0.019%
(100)	# of Receivables	5	5	10	5
(101)	# As % of Ending Pool # of Receivables	0.015%	0.014%	0.028%	0.013%
(102)	Total Delinquencies	$4,763,209.29	$4,664,354.03	$4,504,968.79	$4,726,261.01
(103)	$ As % of Ending Pool Balance	1.361%	1.270%	1.168%	1.165%
(104)	# of Receivables	415	409	386	388
(105)	# As % of Ending Pool # of Receivables	1.223%	1.174%	1.074%	1.046%
(106)	Total Repossession	$436,595.05	$487,964.78	$541,186.31	$405,462.74
(107)	# of Receivables	36	33	40	30

Name: Kim Taylor
Title: Senior Vice President
November 9, 2016